Further Detail of Profit or Loss	12 Months Ended
Dec. 31, 2019
Further Detail of Profit or Loss [Abstract]
Further detail of profit or loss

Note 14 – Further detail of profit or loss

	For the year ended December 31
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
A. Research and development expenses, net
Payroll	7,419	4,890	4,834
Materials	1,844	1,065	1,001
Subcontractors	151	70	82
Patent registration	57	70	144
Depreciation	442	880	1,534
Rental fees and maintenance	824	908	197
Other	244	782	339
	10,981	8,665	8,131
Less – government grants	(162)	(42)	(49)
	10,819	8,623	8,082
B. Sales and marketing expenses
Payroll	1,497	2,226	2,873
Marketing, advertising and commissions	383	1,381	1,808
Rental fees and maintenance	59	64	114
Travel abroad	234	201	317
Depreciation	10	186	212
Other	-	201	145
	2,183	4,259	5,469

C. General and administrative expenses
Payroll	762	996	1,000
Fees	68	32	22
Professional services	1,460	1,114	1,358
Directors pay	493	306	214
Office expenses	282	311	359
Travel abroad	86	45	37
Depreciation	-	-	78
Rental fees and maintenance	84	91	43
Other	128	107	159
	3,363	3,002	3,270
D. Finance income
Revaluation of liability in respect of government grants	102	-	58
Revaluation of financial liabilities at fair value through profit or loss (**)	-	-	8,707
Bank interest and fees	-	54	-
	102	54	8,765
Finance expense
Exchange rate differences	889	127	151
Bank fees	28	-	14
Finance expense in respect of lease liability (*)	-	-	425
Fundraising expenses	-	-	1,693
Revaluation of liability in respect of government grants	-	265	-
	917	392	2,283

(*)	See Note 2.C regarding initial application of IFRS 16.
(**)	See Note 11.B regarding financing transactions resulted in issuance of financial instruments.